Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	PRELUDE THERAPEUTICS INCORPORATED
Entity Central Index Key	0001678660